7. Warrants (Details - Warrant activity) - Warrants [Member] - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Number of warrants
Warrants outstanding, beginning balance	5,300,000	1,000,000	1,566,671
Warrants issued	0	5,300,000	1,000,000
Warrants exercised	0	0	(500,000)
Warrants expired	(300,000)	(1,000,000)	(1,066,671)
Warrants outstanding, ending balance	5,000,000	5,300,000	1,000,000
Warrants exercisable	5,000,000	5,300,000	1,000,000
Weighed Average Exercise Price
Weighted average exercise price, warrants outstanding, beginning balance	$ 0.97	$ 2.00	$ 0.02
Weighted average exercise price, warrants issued		0.97	2.00
Weighted average exercise price, warrants exercised			0.02
Weighted average exercise price, warrants expired	0.42	2.00	0.20
Weighted average exercise price, warrants outstanding, ending balance	1.00	0.97	2.00
Weighted average exercise price, warrants exercisable	$ 1.00	$ 0.97	$ 2.00